Loans	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Long-term Loans
Note 11 - Loans

A.	Loans details

Composed as follows:

	Linkage	Interest rate 2018	December 31 2018
	term	%	€ in thousands
Bank loans	EURIBOR	1.6-3	42,545
	Consumer price index in Israel	4.65	18,843
Other long-term loans		2.5-5	4,704
			66,092

	Linkage	Interest rate 2017	December 31 2017
	term	%	€ in thousands
Bank loans	EURIBOR	1.6-3	19,661
	Consumer price index in Israel	4.65	20,820
Other long-term loans		2.5-5	4,383
			44,864

1.
On February 17, 2011, one of the Company's Italian subsidiaries entered into a project finance facilities credit agreement (the “Finance Agreement”) with an Italian bank (Centrobanca – Banca di Credito Finanziario e Mobiliare S.p.A., acquired by UBI in 2013). Pursuant to the Finance Agreement a Senior Loan was provided with respect to the costs of construction of the relevant PV Plants (Del Bianco and Costantini) (up to 80% of the relevant amount), in the amount of €4.1 million, accruing interest at the EURIBOR rate, increased by a margin of 200 basis points per annum, to be repaid in six-monthly installments with a maturity date of December 31, 2027. On November 30, 2011, an amount of approximately €3.8 million was drawn down on account of this Senior Loan. Related expenses capitalized to the loan comprised mainly of related notary fee and bank charges amount to approximately €170 thousand.

The Finance Agreement also requires the payment of commitment fees equal to 0.5% per annum calculated on the undrawn and un-cancelled amount of both the Senior Loan and the VAT Line and certain additional payments, including an arranging fee and annual agency fee.

The Company's Italian subsidiary undertook to comply with the following financial covenants verified at each repayment date starting from the first installment of the Senior Loan and up to the final redemption date:

DSCR (Debt Rate Cover Ratio): equal or greater than 1.25:1;
LLCR (Loan Life Coverage Ratio): equal or greater than 1.25:1; and
Debt/Equity: equal or less than 80:20.
As of December 31, 2018, the financial covenants were met.

2.	On June 29, 2015, the Company entered into a loan agreement with UBI Banca S.c.p.a., in connection with the financing of one of its PV Plants, pursuant to which the Company received financing amounting to approximately €10,271 thousand, net of expenses capitalized in the amount of approximately €409 thousand bearing an interest at the Euribor 6 month rate plus 2.85% per annum. The interest on the loan and the principal are to be repaid semi-annually. The final maturity date of this loan is December 31, 2029. Draw down of the loan occurred in September 2015.
Following the entry into the Facility Agreement as set forth in Note 10, the Company repaid the entire loan.

3.
The Company's 75% owned Israeli subsidiary promoting the Manara PSP, entered into a loan agreement with the owner of the remaining 25% of its outstanding shares, Sheva Mizrakot Ltd. The unpaid balance (principal and interest) of the loan will bear interest at an annual rate in accordance with the interest rate for the purpose of Section 3(j) of the Israeli Income Tax Ordinance in accordance with the provisions of Regulation 2(a) of the Income Tax Regulations (Determination of Interest Rate for the Purpose of Section 3(j)), 1986. The maturity date of this loan is December 31, 2022. As of December 31, 2018, the amount of the loan is € 930 thousand.

4.
Groen Goor, Independent Power Plant B.V. (“IPP”) (the entity that holds the permits and subsidies in connection with the Goor Project and is wholly-owned by Groen Goor), Ludan, and Ellomay Luxembourg entered into a senior project finance agreement in 2017 (the “Goor Loan Agreement”), with Coöperatieve Rabobank U.A. (“Rabobank”), that includes the following tranches: (i) two loans with principal amounts of €3,510 thousand (with a fixed interest rate of 3% for the first five years) and €2,090 thousand, (with a fixed interest rate of 2.5% for the first five years), for a period of 12.25 years, repayable in equal monthly installments commencing three months following the connection of the Goor Project’s facility to the grid and (ii) an on-call credit facility of €370 thousand with variable interest. The amount of €5,600 thousand was withdrawn in 2017 on account of these loans. In connection with the Goor Loan Agreement, the following securities were provided to Rabobank: (i) pledge on the present and future rights arising from the feedstock purchase agreement, the EPC agreement, the O&M agreement, the SDE subsidy, the various power and green gas purchase agreements, and the green gas certification supply agreement, (ii) pledge on all present and future (a) receivables arising from business and trade, and (b) stock and inventory including machinery and transport vehicles of Groen Goor and IPP; (iii) all rights/claims of Groen Goor and IPP against third parties existing at the time of the execution of the Loan Agreement, including rights from insurance agreements.

Groen Gas Oude Tonge, Groen Gas Oude-Tonge Holding B.V. (the entity that holds the permits and subsidies in connection with the Oude Tonge Project and is wholly-owned by Groen Gas Oude Tonge), Ludan, and Ellomay Luxembourg entered into a senior project finance agreement (the “Oude Tonge Loan Agreement”), with Rabobank, that includes the following tranches: (i) three loans with principal amounts of €3,150 thousand (with a fixed interest rate of 3.1% for the first five years), €1,540 thousand (with a fixed interest rate of 2.9% for the first five years) and €160 thousand, (with a fixed interest rate of 3.4% for the first five years), for a period of 12.25 years, repayable in equal monthly installments commencing three months following the connection of the Oude Tonge Project’s facility to the grid and (ii) an on-call credit facility of €100 thousand with variable interest.

As of December 31, 2018, an amount of €4,850 thousand was withdrawn on account of these loans. In connection with the Oude Tonge Loan Agreement, the following securities were provided to Rabobank: (i) pledge on the present and future rights arising from the feedstock purchase agreement, the EPC agreement, the O&M agreement, the SDE subsidy, the various power and green gas purchase agreements, and the green gas certification supply agreement, (ii) pledge on all present and future (a) receivables arising from business and trade, and (b) stock and inventory including machinery and transport vehicles of Groen Gas Oude Tonge and Groen Gas Oude Tonge Holding B.V.; (iii) all rights/claims of Groen Gas Oude Tonge and Groen Gas Oude Tonge Holding B.V. against third parties existing at the time of the execution of the Loan Agreement, including rights from insurance agreements.

     In connection with the Loan Agreements, Ludan and Ellomay Luxemburg, the Company wholly-owned subsidiary: (i) provided the following undertakings to Rabobank: (a) that Groen Goor and Groen Gas Oude Tonge will not make distributions to its shareholders for a period of two years following the execution of the Loan Agreement, (b) that Groen Goor will not make distributions or repurchase its shares so long as the equity (including oweners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including oweners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge  will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge  and up to a maximum of €1.2 million, and (d) that they will provide the equity required for the completion of the Goor Project and (ii) provided pledges on their respective rights in connection with the shareholders loans which each provided to Groen Goor and Groen Gas Oude Tonge, which loans shall also be subordinated by Ellomay Luxembourg and Ludan in the favor of Rabobank. As of December 31, 2018, the financial covenants were met.

     Shortages in liquidity as a result of exceeding the construction budget and/or extension of start-up costs of the Goor Project and the Oude Tonge Project shall be provided by Ludan and Ellomay Luxembourg and not financed by Rabobank.
     In addition, the Company provided a guarantee to Rabobank for the fulfillment of Ellomay Luxemburg’s undertakings set forth above.

5.
On May 16, 2012, Talmei Yosef entered into a loan agreement with Israeli consortium led by Israel Discount Bank (the “Israeli consortium”) in connection with the financing of its PV Plant, pursuant to which Talmei Yosef received financing amounting to NIS 80,000 thousand. During 2013, in accordance with the millstones set on the loan agreement, an aggregate amount of NIS 60,000 thousand was withdrawn on account of such loan agreement. During 2014, an additional aggregate amount of NIS 20,000 thousand was withdrawn.

The loan is linked to the consumer price index and bears an annual interest of 4.65%. The interest on the loan and the principal are repaid semi-annually. The final maturity date of this loan is December 31, 2031.

On December 24, 2014, Talmei Yosef entered into an additional loan agreement with the Israeli consortium in connection with additional financing in the amount of NIS 25,000 thousand.   The loan is linked to the consumer price index and bears an annual interest of 4.52%. The interest on the loan and the principal are repaid semi-annually. The final maturity date of this loan is June 30, 2028.

In connection with these loans, the Talmei Yosef project company provided charges on its rights in the PV Plant, notes, equity, goodwill, on all assets of the PV Plant and on future receivables from the IEC and undertook customary limitations and undertakings, including maintaining the following financial ratios: (i) upon withdrawal of funds on account of the loan framework (based on milestones), maintaining an annual Historic ADSCR (Average Debt Service Coverage Ratio), a Projected ADSCR and a Projected LLCR (loan life coverage ratio) of 1.25:1.00, (ii) upon a distribution of profits from the project company, maintaining a Historic ADSCR, a Projected ADSCR and a Projected LLCR of 1.20:1.00, and (iii) throughout the term of the loan, maintaining an annual ADSCR and a Projected ADSCR of 1.05:1.00 for the following 12 months and maintaining an LLCR of 1.08:1.00.

As of December 31, 2018, the financial covenants were met.

6.
On May 17, 2018, five of the Company’s Italian subsidiaries (together, hereinafter – the “Subsidiaries”) entered into a €35.9 million project finance Facility Agreement (the “Facility Agreement”). The €35.9 million principal amount is divided into: (i) five term loan facilities, one for each Subsidiary, which are to be used to refinance the existing financing of the subsidiaries and for general purposes of the Subsidiaries, in the aggregate amount of €33.7 million with terms ending in May 2028, and (ii) five revolving facilities, one for each Subsidiary, aimed to cover financial needs for the debt service coverage in case of a liquidity shortfall of the Subsidiaries, in the aggregate amount of €2.2 million with terms ending in November 2027.

The loans provided under the Facility Agreement bear an annual interest rate equal to the Euribor 6 month rate plus a margin of 185 basis points. The Facility Agreement includes customary terms, including requirements to maintain financial ratios, various securities provided by the Subsidiaries and a pledge on the shares of the Subsidiaries and subordination agreement provided by Ellomay Luxemburg, the Company’s wholly-owned subsidiary and the parent company of the Subsidiaries. The Facility Agreement provides for a cross-collateralization mechanism among the Subsidiaries, whereby each Subsidiary shall guarantee each other’s obligations under the Facility Agreement and the other finance documents for a maximum guaranteed amount up to 180% of the relevant Subsidiary’s loan facility. In addition, the Company provided guarantees in connection with specific exposures, one in the amount of approximately €1.8 million (an amount that is gradually reduced to zero on January 1 of each of the years 2019-2021) and the second in amounts ranging between approximately €1.0 million up to a maximum of €1.5 million through the date the loans under the Facility Agreement are repaid in full.

In connection with the Facility Agreement, on May 29, 2018, the Subsidiaries entered into interest swap agreements effective from the first repayment date of June 2018 for an amount of approximately €25 million equal to 75% of the overall amount of the term loan facilities (with a decreasing notional principal amount based on the amortization table) until May 2028, replacing the Euribor 6 month rate with a fixed interest rate of 0.71%, resulting in a fixed annual interest rate of 2.56%.

B.            The aggregate annual maturities are as follows:

	December 31	December 31
	2018	2017
	€ in thousands
Second year	6,069	3,403
Third year	5,847	3,584
Fourth year	6,040	3,712
Fifth year	6,163	3,795
Sixth year and thereafter	36,109	27,597

Long-term loans	60,228	42,091
Current maturities	5,864	2,773
	66,092	44,864

C.	In order to minimize the interest-rate risk resulting from liabilities to banks and financing institutions in Italy linked to the Euribor, the Company executed swap transactions. See Note 21.

D.            Movement in liabilities deriving from financing activities

		Liabilities
		Loans and	Convertible	Finance lease
	Note	borrowings	debentures	liability	Total
		€ in thousands
Balance as at January 1, 2018		44,864	57,631	4,020	106,515
Changes from financing cash flows
Payment of Debentures	12	-	(4,668)	-	(4,668)
Receipt of loans	10,11	34,745	-	-	34,745
Repayment of loans	10,11	(13,593)	-	-	(13,593)
Accrued interest	10,11	180	-	-	180
Payment of finance lease liability	10	-	-	(4,226)	(4,226)
Transaction costs related to borrowings		606	250	206	1,062
Total net financing cash flows		66,802	53,213	-	120,015

Effect of changes in foreign exchange rates		(710)	(1,870)	-	(2,580)

Balance as at December 31, 2018		66,092	51,343	-	117,435